Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2021		$ 72	$ 69,902	$ (55,593)	$ 14,381
Balance, shares at Dec. 31, 2021		7,108,133
Issuance of common stock and warrants net of issuance costs	[1]	$ 8	4,316		4,324
Issuance of common stock and warrants net of issuance costs, shares	[1]	782,495
Share-based compensation			1,752		1,752
Net loss				(13,168)	(13,168)
Balances at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Share-based compensation			412		412
Net loss				(2,853)	(2,853)
Issuance of common stock upon exercise of warrants		$ 3	(3)
Issuance of common stock upon exercise of warrants, shares		240,000
Balances at Mar. 31, 2023		$ 83	76,379	(71,614)	4,848
Balance, shares at Mar. 31, 2023		8,130,628
Balances at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Net loss					(7,586)
Balances at Sep. 30, 2023		$ 118	83,587	(76,347)	7,358
Balance, shares at Sep. 30, 2023		11,707,317
Balances at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Issuance of common stock and warrants net of issuance costs	[2]	$ 38	6,520		6,558
Issuance of common stock and warrants net of issuance costs, shares	[2]	3,816,689
Share-based compensation			1,394		1,394
Net loss				(10,740)	(10,740)
Balances at Dec. 31, 2023		$ 118	83,884	(79,501)	4,501
Balance, shares at Dec. 31, 2023		11,707,317
Balances at Mar. 31, 2023		$ 83	76,379	(71,614)	4,848
Balance, shares at Mar. 31, 2023		8,130,628
Issuance of common stock and warrants net of issuance costs		$ 35	6,523		6,558
Issuance of common stock and warrants net of issuance costs, shares	[3]	3,576,689
Share-based compensation			349		349
Net loss				(2,287)	(2,287)
Balances at Jun. 30, 2023		$ 118	83,251	(73,901)	9,468
Balance, shares at Jun. 30, 2023		11,707,317
Share-based compensation			336		336
Net loss				(2,446)	(2,446)
Balances at Sep. 30, 2023		$ 118	83,587	(76,347)	7,358
Balance, shares at Sep. 30, 2023		11,707,317
Balances at Dec. 31, 2023		$ 118	83,884	(79,501)	4,501
Balance, shares at Dec. 31, 2023		11,707,317
Issuance of common stock and warrants net of issuance costs	[3]	$ 17	2,380		2,397
Issuance of common stock and warrants net of issuance costs, shares	[3]	1,685,682
Share-based compensation			529		529
Net loss				(2,371)	(2,371)
Issuance of common stock relating to settlement agreement	[4]	$ 10	1,101		1,111
Issuance of common stock relating to settlement agreement, shares	[4]	1,005,965
Balances at Mar. 31, 2024		$ 145	87,894	(81,872)	6,167
Balance, shares at Mar. 31, 2024		14,398,964
Balances at Dec. 31, 2023		$ 118	83,884	(79,501)	4,501
Balance, shares at Dec. 31, 2023		11,707,317
Net loss					(8,051)
Balances at Sep. 30, 2024		$ 168	91,192	(87,552)	3,808
Balance, shares at Sep. 30, 2024		16,651,433
Balances at Mar. 31, 2024		$ 145	87,894	(81,872)	6,167
Balance, shares at Mar. 31, 2024		14,398,964
Issuance of common stock and warrants net of issuance costs	[5]	$ 16	2,006		2,022
Issuance of common stock and warrants net of issuance costs, shares	[5]	1,566,669
Share-based compensation			331		331
Net loss				(2,465)	(2,465)
Balances at Jun. 30, 2024		$ 161	90,231	(84,337)	6,055
Balance, shares at Jun. 30, 2024		15,965,633
Share-based compensation			283		283
Net loss				(3,215)	(3,215)
Issuance of common stock under the at-the-market offering program, net of issuance costs	[6]	$ 7	678		685
Issuance of common stock under the at-the-market offering program, net of issuance costs, shares	[6]	685,800
Balances at Sep. 30, 2024		$ 168	$ 91,192	$ (87,552)	$ 3,808
Balance, shares at Sep. 30, 2024		16,651,433

[1]	Net of issuance costs in the amount of $676.
[2]	Net of issuance costs in the amount of $1,075.
[3]	Net of issuance costs in the amount of approximately $333. See Note 4A.
[4]	See Note 3G.
[5]	Net of issuance costs in the amount of approximately $328. See also Note 4B.
[6]	Net of issuance costs in the amount of approximately $49. See also Note 4D.